Premises and Equipment [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment [Table Text Block]

	2018	2019
	(in millions)
Land	¥370,669	¥362,742
Buildings	739,665	829,606
Equipment and furniture	659,699	648,598
Leasehold improvements	311,645	305,281
Construction in progress	119,195	34,002

Total	2,200,873	2,180,229
Less accumulated depreciation	1,187,285	1,206,629

Premises and equipment-net	¥1,013,588	¥973,600